Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Deposits from advertising agencies	14,844	25,203	4,062
Accrued professional fees	4,593	3,929	633
General operating expenses payables	40,117	52,988	8,540
Others	2,599	4,187	675
Total	62,153	86,307	13,910